
                       Supplement to the Statement of Additional Information

        John Hancock Financial IndustriesFund          John Hancock Small Cap Growth Fund
         John Hancock Large Cap Growth Fund             John Hancock Small Cap Value Fund
          John Hancock Mid Cap Growth Fund               John Hancock Special Equities Fund
           John Hancock Millennium Growth Fund            John Hancock Regional Bank Fund
                                     John Hancock Real Estate Fund

The "SALES COMPENSATION" chart has been changed as follows:

                                                        Maximum
                                Sales charge            reallowance              First year service  Maximum total
                                paid by investors       or commission            fee (% of net       compensation (1)
Class A investments             (% of offering price)   (% of offering price)    investment) (3)     (% of offering price)
-------------------             ---------------------   ---------------------    ------------------  ---------------------

Up to $49,999                   5.00%                   4.01%                    0.25%               4.25%
$50,000 - $99,999               4.50%                   3.51%                    0.25%               3.75%
$100,000 - $249,999             3.50%                   2.61%                    0.25%               2.85%
$250,000 - $499,999             2.50%                   1.86%                    0.25%               2.10%
$500,000 - $999,999             2.00%                   1.36%                    0.25%               1.60%

Regular investments
of Class A share of
$1 million or more (4)
----------------------

First $1M - $4,999,999         --                       0.75%                    0.25%               1.00%
Next $1 - $5M above that       --                       0.25%                    0.25%               0.50% (2)
Next $1 or more above that     --                       0.00%                    0.25%               0.25% (2)

Retirement investments
of Class A shares of
$1 million or more*
-------------------

First $1M - $24,999,999        --                       0.75%                    0.25%               1.00%
Next $25M -$49,999,999         --                       0.25%                    0.25%               0.50%
Next $1 or more above that     --                       0.00%                    0.25%               0.25%

                                                        Maximum
                                                        reallowance              First year          Maximum total
                                                        or commission            service fee (% of   Compensation (1)
Class B investments                                     (% of offering price)    net investment)(3)  (% of offering price)
-------------------                                     ---------------------    ------------------  ---------------------

All amounts                                             3.75%                    0.25%               4.00%



                                                        Maximum
                                                        reallowance              First year          Maximum total
                                                        or commission            service fee (% of   Compensation (1)
Class C investments                                     (% of offering price)    net investment)(3)  (% of offering price)
-------------------                                     --------------------     ------------------  ---------------------

All amounts                                             0.75%                    0.25%               1.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) For Group Investment Programs sales, the maximum total compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3) After first year subsequent service fees are paid quarterly in arrears.

(4) Includes new investments aggregated with investments since the last annual reset. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

* Retirement investments only. These include traditional, Roth and Education
IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money
Purchase Pension Plan, profit-sharing plan and other retirement plans as described in the Internal Revenue Code.

August 2, 1999

GROSAIS  8/99

              Supplement to the Statement of Additional Information

                  John Hancock Short-Term Strategic Income Fund

The "SALES COMPENSATION" chart has been changed as follows:

                                                        Maximum
                                Sales charge            Reallowance              First year service     Maximum total
                                Paid by investors       or commission            fee (% of net           compensation (1)
Class A investments             (% of offering price)   (% of offering price)    investment) (3)        (% of offering price)
-------------------             ---------------------   ---------------------    ---------------        ---------------------

Up to $99,999                   3.00%                   2.26%                    0.25%                  2.50%
$100,000 - $499,999             2.50%                   2.01%                    0.25%                  2.25%
$500,000 - $999,999             2.00%                   1.51%                    0.25%                  1.75%

Regular investments
of Class A shares of
$1 million or more (4)
----------------------

First $1M - $4,999,999         --                       0.75%                    0.25%                  1.00%
Next $1 - $5M above that       --                       0.25%                    0.25%                  0.50% (2)
Next $1 or more above that     --                       0.00%                    0.25%                  0.25% (2)

Retirement investments of
Class A shares of
$1 million or more*
-------------------

First $1M - $24,999,999        --                       0.75%                    0.25%                  1.00%
Next $25M -$49,999,999         --                       0.25%                    0.25%                  0.50%
Next $1 or more above that     --                       0.00%                    0.25%                  0.25%

                                                        Maximum
                                                        Reallowance              First year service     Maximum total
                                                        or commission            fee (% of net          compensation (1)
Class B investments                                     (% of offering price)    investment) (3)        (% of offering price)
-------------------                                     ---------------------    ---------------        ---------------------

All amounts                                             3.75%                    0.25%                  4.00%

                                                        Maximum
                                                        Reallowance              First year service     Maximum total
                                                        or commission            fee (% of net          compensation (1)
Class C investments                                     (% of offering price)    investment) (3)        (% of offering price)
-------------------                                     ---------------------    ---------------        ---------------------

All amounts                                             0.75%                    0.25%                  1.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) For Group Investment Program sales, the maximum total compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3) After first year subsequent service fees are paid quarterly in arrears.

(4) Includes new investments aggregated with investments since the last annual reset. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

* Retirement investments only. These include traditional, Roth and Education
IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money
Purchase Pension Plan, profit-sharing plan and other retirement plans as described in the Internal Revenue Code.

August 2, 1999

32SAIS  8/99



                        Supplement of the Statement of Additional Information

           John Hancock European Equity Fund                      John Hancock Global Fund
        John Hancock Global Health Sciences Fund               John Hancock International Fund
                                  John Hancock Pacific Basin Equities Fund

The "SALES COMPENSATION" chart has been changed as follows:

                                                        Maximum
                                Sales charge            Reallowance              First year service     Maximum total
                                paid by investors       or commission            fee (% of net          compensation (1)
Class A investments             (% of offering price)   (% of offering price)    investment) (3)        (% of offering price)
-------------------             ---------------------   --------------------     ---------------        ---------------------

Up to $49,999                   5.00%                   4.01%                    0.25%                  4.25%
$50,000 - $99,999               4.50%                   3.51%                    0.25%                  3.75%
$100,000 - $249,999             3.50%                   2.61%                    0.25%                  2.85%
$250,000 - $499,999             2.50%                   1.86%                    0.25%                  2.10%
$500,000 - $999,999             2.00%                   1.36%                    0.25%                  1.60%

Regular investments
of Class A shares of
$1 million or more (4)
----------------------

First $1M - $4,999,999         --                       0.75%                    0.25%                  1.00%
Next $1 - $5M above that       --                       0.25%                    0.25%                  0.50% (2)
Next $1 or more above that     --                       0.00%                    0.25%                  0.25% (2)

Retirement investments of
Class A shares of
$1 million or more*
-------------------

First $1M - $24,999,999        --                       0.75%                    0.25%                  1.00%
Next $25M -$49,999,999         --                       0.25%                    0.25%                  0.50%
Next $1 or more above that     --                       0.00%                    0.25%                  0.25%

                                                        Maximum
                                                        Reallowance              First year service     Maximum total
                                                        or commission            fee (% of net          compensation (1)
Class B investments                                     (% of offering price)    investment) (3)        (% of offering price)
-------------------                                     ---------------------    ---------------        ---------------------

All amounts                                             3.75%                    0.25%                  4.00%

                                                        Maximum
                                                        Reallowance              First year service     Maximum total
                                                        or commission            fee (% of net          compensation (1)
Class C investments                                     (% of offering price)    investment) (3)        (% of offering price)
-------------------                                     ---------------------    ---------------        ---------------------

All amounts                                             0.75%                    0.25%                  1.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) For Group Investment Programs sales, the maximum total compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3) After first year subsequent service fees are paid quarterly in arrears.

(4) Includes new investments aggregated with investments since the last annual reset. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

* Retirement investments only. These include traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, profit-sharing plan and other retirement plans as described in the Internal Revenue Code.

August 2, 1999

GLISAIS  8/99